Share Repurchase Program (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended
	Nov. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Nov. 30, 2023
Subsequent Event [Member] | Common Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock repurchased consideration	$ 70,000
Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase common shares authorized value		$ 70,000	$ 70,000		$ 50,000
Treasury Stock Shares Repurchased		1,467,935	3,572,340	1,675,815
Treasury Stock Shares Repurchased Consideration Value		$ 20,000	$ 49,998	$ 25,000
Average Price Per Treasury Shares		$ 13.62	$ 14	$ 14.92
Available for future repurchases value		$ 27,081	$ 27,081